Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Textual)
Private placement to purchase shares | shares	10,861,250
Federal depository insurance coverage | $	$ 250,000
Income tax, description	Under current tax law, income generated by legal entities resident in Mexico is subject to tax at a rate of 30 percent and losses can be carried forward for a period of 10 years. The Company does not believe it has incurred any material Mexican income taxes or penalties for the periods ended December 31, 2020 or 2019.